FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,252	$3,252
Accounts and other receivable, net (current and non-current)	—	—	6,563	6,563
Financial assets (current and non-current) (1)	964	4,841	7,371	13,176
Total (2)	$964	$4,841	$17,186	$22,991
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$460	$331	$11,054	$11,845
Borrowings (current and non-current)	—	—	42,249	42,249
Total	$460	$331	$53,303	$54,094
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(2)Total financial assets include $4,297 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,533 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Financial assets (current and non-current) (1)	960	5,585	6,363	12,908
Total (2)	$960	$5,585	$16,511	$23,056
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$818	$223	$11,700	$12,741
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,393	$59,434
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(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $5,626 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $7,689 million.

(US$ MILLIONS)	2023	2022
Current
Marketable securities	$498	$1,227
Restricted cash	189	214
Derivative assets	120	133
Loans and notes receivable	243	257
Other financial assets (1)	89	148
Total current	$1,139	$1,979
Non-current
Marketable securities	$2,748	$2,682
Restricted cash	54	245
Derivative assets	290	507
Loans and notes receivable (2)	6,702	5,500
Other financial assets (1)	2,243	1,995
Total non-current	$12,037	$10,929
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership's residential mortgage insurer and convertible preferred shares held in the partnership's audience measurement operation.
(2)Loans and notes receivable includes $5,844 million (2022: $4,866 million) of mortgage receivables related to the partnership’s Australian residential mortgage lender.

(US$ MILLIONS)	2023	2022
Current, net	$5,558	$6,401
Non-current, net
Accounts receivable	202	126
Retainer on customer contract	70	70
Billing rights	733	681
Total non-current, net	$1,005	$877
Total	$6,563	$7,278
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Loss allowance - beginning	$162	$157
Add: increase in allowance	140	85
Deduct: bad debt write-offs	(54)	(79)
Foreign currency translation and other	(44)	(1)
Loss allowance - ending	$204	$162